Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill
Schedule of goodwill

	As of				As of
	January 03,				December 31,
	2019		Additions	Disposals	2019

Cost	Ps.	348,441	—	—	348,441

	As of				As of
	December 31,				January 03,
	2019		Additions	Disposals	2021

Cost	Ps.	348,441	—	—	348,441

	As of				As of
	January 03,				December 31,
	2021		Additions	Disposals	2021

Cost	Ps.	348,441	22,634	—	371,075

Schedule of values assigned to the key assumptions represent management's assessment of future trends in the relevant industries and have been based on historical data from both internal and external sources

In percentages	2021	2020	2019
Discount rate	12.8	11.2	12.4
Terminal value growth rate	3.0	3.0	3.0
Budgeted EBITDA growth rate	30.0	38.0	14.0